UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Berkow
Title:     Chief Financial Officer
Phone:     212.621.8760

Signature, Place, and Date of Signing:

     Kenneth Berkow     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $590,790 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     6188   170000 SH       SOLE                   170000
CBS CORP NEW                   CL B             124857202    16208  1345100 SH       SOLE                  1345100
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202    12604   368000 SH       SOLE                   368000
CHANGYOU COM LTD               ADS REP CL A     15911M107     4795   135000 SH       SOLE                   135000
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR    16945R104    15664  1100000 SH       SOLE                  1100000
CLEARWIRE CORP NEW             CL A             18538Q105    11382  1400000 SH       SOLE                  1400000
CROWN CASTLE INTL CORP         COM              228227104     6272   200000 SH       SOLE                   200000
DEALERTRACK HLDGS INC          COM              242309102     7046   372600 SH       SOLE                   372600
DISH NETWORK CORP              CL A             25470M109    19260  1000000 SH       SOLE                  1000000
DOLAN MEDIA CO                 COM              25659P402     4490   374462 SH       SOLE                   374462
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    14228   400000 SH       SOLE                   400000
ELECTRONIC ARTS INC            COM              285512109    15240   800000 SH       SOLE                   800000
FIBERTOWER CORP                COM              31567R100     1345  1245500 SH       SOLE                  1245500
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    11040  1000000 SH       SOLE                  1000000
INFORMATION SERVICES GROUP I   COM              45675Y104    18331  4594300 SH       SOLE                  4594300
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112    15877  3979300 SH       SOLE                  3979300
INTERPUBLIC GROUP COS INC      COM              460690100    16065  2136300 SH       SOLE                  2136300
LAMAR ADVERTISING CO           CL A             512815101    23530   857500 SH       SOLE                   857500
LAS VEGAS SANDS CORP           COM              517834107    26944  1600000 SH       SOLE                  1600000
LEAP WIRELESS INTL INC         COM NEW          521863308    14565   745000 SH       SOLE                   745000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    12253  8815000 SH       SOLE                  8815000
LIBERTY GLOBAL INC             COM SER A        530555101    15799   700000 SH       SOLE                   700000
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    24747  2255900 SH       SOLE                  2255900
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    15555   500000 SH       SOLE                   500000
LIONS GATE ENTMNT CORP         COM NEW          535919203     6463  1049200 SH       SOLE                  1049200
MELCO CROWN ENTMT LTD          ADR              585464100    16972  2438500 SH       SOLE                  2438500
MEREDITH CORP                  COM              589433101     2865    95700 SH       SOLE                    95700
METROPCS COMMUNICATIONS INC    COM              591708102    18720  2000000 SH       SOLE                  2000000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    14481   300000 SH       SOLE                   300000
MOVE INC COM                   COM              62458M108    38505 14260972 SH       SOLE                 14260972
NETFLIX INC                    COM              64110L106    13851   300000 SH       SOLE                   300000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    24310  1300000 SH       SOLE                  1300000
PALM INC NEW                   COM              696643105     8730   500000 SH       SOLE                   500000
PINNACLE ENTMT INC             COM              723456109    10464  1026900 SH       SOLE                  1026900
SAPIENT CORP                   COM              803062108    21889  2722500 SH       SOLE                  2722500
SBA COMMUNICATIONS CORP        COM              78388J106     5947   220000 SH       SOLE                   220000
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    12009   325000 SH       SOLE                   325000
SIRIUS XM RADIO INC            COM              82967N108     1905  3000000 SH       SOLE                  3000000
SPRINT NEXTEL CORP             COM SER 1        852061100    19750  5000000 SH       SOLE                  5000000
TELEPHONE & DATA SYS INC       COM              879433100     6800   219300 SH       SOLE                   219300
TW TELECOM INC                 COM              87311L104     6053   450000 SH       SOLE                   450000
UNITED STATES CELLULAR CORP    COM              911684108     5161   132100 SH       SOLE                   132100
VIACOM INC NEW                 CL B             92553P201    14020   500000 SH       SOLE                   500000
YAHOO INC                      COM              984332106    12467   700000 SH       SOLE                   700000